Property, Plant and Equipment - Summary of Outstanding Commitments for Non-Cancellable Operating Leases (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitment	S/ 86,862	S/ 90,138
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitment	8,933	8,526
Within 2 to 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitment	47,397	35,161
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease commitment	S/ 30,532	S/ 46,451